Statement to Certificateholder
REVISED

	Distribution Information		Deal Information

	1. Distribution Summary		Deal Name:	Residential Accredit Loans Inc, 2007-QS10

	2. Factor Summary		Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

3. Components Information
			Closing Date:	08/31/2007
4. Interest Summary

			First Distribution Date:	09/25/2007

5. Other Income Detail
			Determination Date:	09/21/2007

	6. Interest Shortfalls, Compensation and Expenses		Distribution Date:	09/25/2007

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts	(Not Applicable)
			Book-Entry:	08/31/2007

	8. Collateral Summary		Definitive:	08/31/2007

9. Repurchase Information

10. Loan Status Report (Delinquencies)
			Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

			Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

			Bond Administrator:	Ryan Huddleston
14. Credit Enhancement Report

			Telephone:	818-260-1444
15. Distribution Percentages

			Pool(s) :	40554,40567
16. Overcollateralization Summary (Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

19. Lender Paid Mortgage Insurance (Not Applicable)

20. Comments

09/28/2007	8:42:51PM		Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 1 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

1. Distribution Summary

Class	CUSIP		Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

				(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	74924DAA7	367,145,000.00		367,145,000.00	6.50000000	696,074.94	1,988,702.08	2,684,777.02	0.00	0.00	0.00	366,448,925.06

A-2	74924DAB5	33,117,842.00		33,117,842.00	6.50000000	62,788.54	179,388.31	242,176.85	0.00	0.00	0.00	33,055,053.46

A-P	74924DAH2	3,248,911.09		3,248,911.09	0.00000000	324,819.10	0.00	324,819.10	0.00	0.00	0.00	2,924,091.99

			1	1									1
A-V	74924DAJ8	435,758,536.87		435,758,536.87	0.54724450	0.00	198,722.05	198,722.05	0.00	0.00	0.00	434,662,041.88

R	74924DAK5	100.00		100.00	6.50000000	100.00	0.54	100.54	0.00	0.00	0.00	0.00

M-1	74924DAL3	16,995,000.00		16,995,000.00	6.50000000	6,646.71	92,056.25	98,702.96	0.00	0.00	0.00	16,988,353.29

M-2	74924DAM1	3,921,800.00		3,921,800.00	6.50000000	1,533.81	21,243.08	22,776.89	0.00	0.00	0.00	3,920,266.19

M-3	74924DAN9	2,178,800.00		2,178,800.00	6.50000000	852.12	11,801.83	12,653.95	0.00	0.00	0.00	2,177,947.88

B-1	74924DAQ2	3,050,300.00		3,050,300.00	6.50000000	1,192.97	16,522.46	17,715.43	0.00	0.00	0.00	3,049,107.03

B-2	74924DAR0	2,832,400.00		2,832,400.00	6.50000000	1,107.75	15,342.17	16,449.92	0.00	0.00	0.00	2,831,292.25

B-3	74924DAS8	3,268,283.78		3,268,283.78	6.50000000	1,278.22	17,703.20	18,981.42	0.00	0.00	0.00	3,267,004.73

P	74924DAP4	100.00		100.00	0.00000000	100.00	0.00	100.00	0.00	0.00	0.00	0.00

Deal Totals		435,758,536.87		435,758,536.87		1,096,494.16	2,541,481.97	3,637,976.13	0.00	0.00	0.00	434,662,041.88

1.Notional Balance

Section 1 reports only the Offered and Non-Offered Certificates not designated as Exchanged Certificates. Payments on
Certificates reported in Section 1 do not reflect any Exchanges
	that may have been made on the Exchangeable Certificates.

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	74924DAA7	1,000.00000000	1.89591290	5.41666666	7.31257955	0.00000000	0.00000000	998.10408710

A-2	74924DAB5	1,000.00000000	1.89591278	5.41666664	7.31257942	0.00000000	0.00000000	998.10408722

A-P	74924DAH2	1,000.00000000	99.97783596	0.00000000	99.97783596	0.00000000	0.00000000	900.02216404

A-V	74924DAJ8	1,000.00000000	0.00000000	0.45603708	0.45603708	0.00000000	0.00000000	997.48370968

R	74924DAK5	1,000.00000000	1,000.00000000	5.40000000	1,005.40000000	0.00000000	0.00000000	0.00000000

M-1	74924DAL3	1,000.00000000	0.39109797	5.41666667	5.80776464	0.00000000	0.00000000	999.60890203

M-2	74924DAM1	1,000.00000000	0.39109848	5.41666582	5.80776429	0.00000000	0.00000000	999.60890152

M-3	74924DAN9	1,000.00000000	0.39109602	5.41666514	5.80776115	0.00000000	0.00000000	999.60890398

B-1	74924DAQ2	1,000.00000000	0.39109924	5.41666721	5.80776645	0.00000000	0.00000000	999.60890076

B-2	74924DAR0	1,000.00000000	0.39109942	5.41666784	5.80776726	0.00000000	0.00000000	999.60890058

B-3	74924DAS8	1,000.00000000	0.39109823	5.41666550	5.80776373	0.00000000	0.00000000	999.60864781

P	74924DAP4	1,000.00000000	1,000.00000000	0.00000000	1,000.00000000	0.00000000	0.00000000	0.00000000

A-3	74924DAC3	1,000.00000000	2.37845008	5.41666666	7.79511674	0.00000000	0.00000000	997.62154992

A-4	74924DAD1	1,000.00000000	0.00000000	5.41666656	5.41666656	0.00000000	0.00000000	1,000.00000000

A-5	74924AAE9	1,000.00000000	0.00000000	5.41666671	5.41666671	0.00000000	0.00000000	1,000.00000000

A-6	74924DAF6	1,000.00000000	1.89591287	5.01666666	6.91257954	0.00000000	0.00000000	998.10408713

A-7	74924DAG4	1,000.00000000	1.89591284	8.01666659	9.91257943	0.00000000	0.00000000	998.10408716

Deal Factor :	99.82242910%

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

3. Component Level Reporting

Component	Original Face Value	Beginning Notional/ Principal Balance	Pass-Through Rate	Principal Distribution	Interest Distribution	Total Distribution	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance
A-3	292,659,050.00	292,659,050.00	6.50000000	696,074.94	1,585,236.52	2,281,311.46	0.00	0.00	0.00	291,962,975.06

A-4	37,771,450.00	37,771,450.00	6.50000000	0.00	204,595.35	204,595.35	0.00	0.00	0.00	37,771,450.00

A-5	36,714,500.00	36,714,500.00	6.50000000	0.00	198,870.21	198,870.21	0.00	0.00	0.00	36,714,500.00

A-6	318,192,333.00	318,192,333.00	6.02000000	603,264.94	1,596,264.87	2,199,529.81	0.00	0.00	0.00	317,589,068.06

A-7	48,952,667.00	48,952,667.00	9.62000000	92,809.99	392,437.21	485,247.20	0.00	0.00	0.00	48,859,857.01

Class Totals:	734,290,000.00	734,290,000.00		1,392,149.87	3,977,404.16	5,369,554.03	0.00	0.00	0.00	732,897,850.13
1.Notional Balance

Section 3 contains information pertaining only to Exchanged Certificates, and does not represent the actual outstanding Certificates with regard to Exchanges having occurred.

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	08/01/2007	08/31/2007	30/360	367,145,000.00		6.50000000	1,988,702.08	0.00	0.00	0.00	0.00	1,988,702.08	0.00

A-2	08/01/2007	08/31/2007	30/360	33,117,842.00		6.50000000	179,388.31	0.00	0.00	0.00	0.00	179,388.31	0.00

A-V	08/01/2007	08/31/2007	30/360	435,758,536.87	1	0.54724450	198,722.05	0.00	0.00	0.00	0.00	198,722.05	0.00

R	08/01/2007	08/31/2007	30/360	100.00		6.50000000	0.54	0.00	0.00	0.00	0.00	0.54	0.00

M-1	08/01/2007	08/31/2007	30/360	16,995,000.00		6.50000000	92,056.25	0.00	0.00	0.00	0.00	92,056.25	0.00

M-2	08/01/2007	08/31/2007	30/360	3,921,800.00		6.50000000	21,243.08	0.00	0.00	0.00	0.00	21,243.08	0.00

M-3	08/01/2007	08/31/2007	30/360	2,178,800.00		6.50000000	11,801.83	0.00	0.00	0.00	0.00	11,801.83	0.00

B-1	08/01/2007	08/31/2007	30/360	3,050,300.00		6.50000000	16,522.46	0.00	0.00	0.00	0.00	16,522.46	0.00

B-2	08/01/2007	08/31/2007	30/360	2,832,400.00		6.50000000	15,342.17	0.00	0.00	0.00	0.00	15,342.17	0.00

B-3	08/01/2007	08/31/2007	30/360	3,268,283.78		6.50000000	17,703.20	0.00	0.00	0.00	0.00	17,703.20	0.00

A-3	08/01/2007	08/31/2007	30/360	292,659,050.00		6.50000000	1,585,236.52	0.00	0.00	0.00	0.00	1,585,236.52	0.00

A-4	08/01/2007	08/31/2007	30/360	37,771,450.00		6.50000000	204,595.35	0.00	0.00	0.00	0.00	204,595.35	0.00

A-5	08/01/2007	08/31/2007	30/360	36,714,500.00		6.50000000	198,870.21	0.00	0.00	0.00	0.00	198,870.21	0.00

A-6	08/25/2007	09/24/2007	30/360	318,192,333.00		6.02000000	1,596,264.87	0.00	0.00	0.00	0.00	1,596,264.87	0.00

A-7	08/25/2007	09/24/2007	30/360	48,952,667.00		9.62000000	392,437.21	0.00	0.00	0.00	0.00	392,437.21	0.00

Deal Totals				1,166,799,525.78			6,518,886.14	0.00	0.00	0.00	0.00	6,518,886.13	0.00

1.Notional Balance

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.32000000	A-6, A-7

Section 4 contains information pertaining to both Exchanged and
Non-Exchanged Certificates, the balances of which may have been affected by an Exchange. The information reported in Section 4 does not represent the actual status of Exchanges.

5. Other Income Detail

Class	Prepayment Charges

P
0.00

Deal Totals	0.00

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	177.17	177.17	0.00	0	0.00	93,007.52	0.00	32,265.44	0.00	0.00	0.00

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		1,636	1,636		N/A	169	4	0	0	0	1,632

	Balance/Amount		435,435,248.19	435,435,248.19	170,455.99		31,053.22	571,697.10	N/A	0.00	0.00	434,662,041.88

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	7.25506662	7.25413076	360.06	357.93	6.99878055	6.99783577	6.99878055	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	1.65%							1.65%

The Original Scheduled Balance includes $98,059,045.00 for Pre-Funding but excludes $323,287.85 being distributed to the deal as cash.

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

	10. Loan Status Report
				Delinquency Calculation Method: Mortgage Bankers Association

		Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
	Deal Totals

		Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

	Current	1,616	429,820,283.99	0	0.00	0	0.00	0	0.00	0.00	1,616	429,820,283.99

	30 days	16	4,841,757.89	0	0.00	0	0.00	0	0.00	0.00	16	4,841,757.89

	60 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	Total	1,632	434,662,041.88	0	0.00	0	0.00	0	0.00	0.00	1,632	434,662,041.88

	Current	99.02%	98.89%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	99.02%	98.89%

	30 days	0.98%	1.11%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.98%	1.11%

	60 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Total	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

Delinquency numbers have been updated

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	16	4,841,757.89		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	0.98%	1.11%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%				0.00%

Constant Default Rate	0.00%				0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	4,357,585.00	10,130,985.00	175,782.00

14. Credit Enhancement Report

Reserve Accounts
			DEPOSITS		WITHDRAWALS

							Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

Prefunding Acct	Deutsche Bank	98,059,045.00	0.00	0.00	98,059,045.00	0.00	0.00

Capitalized Int	Deutsche Bank	571,525.60	0.00	0.00	571,525.60	0.00	0.00

Class P Reserve Account		100.00	0.00	0.00	100.00	0.00	0.00

$323,287.85 of the Draw from the Pre-Funding Account was applied to the deal as cash. $1,885.52 of the Draw from the Capitalized Interest Account was applied to the deal as cash to cover shortfalls.

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%		92.54430841%	100.00000000%

	Ending Percentage

M-1	3.92939232%

M-2	0.90675439%

M-3	0.50375757%

Class M Total:	5.33990428%

B-1	0.70525598%

B-2	0.65487560%

B-3	0.75565573%

Class B Total:	2.11578731%

Ending Percentage Uses Beginning Certificate Principal Balance

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QS10

September 25, 2007

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	Certain Classes of Exchanged Certificates have multiple possible outstanding balances determined by the Combination method opted for by the investor. These Certificates are designated with an additional suffix to the class name that pertains to the Combination that is exercisable in obtaining the noted Certificate.

Credit Support Depletion Date has not occured

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

09/28/2007	8:42:51PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 14

Statement To Certificateholder

Residential Accredit Loans, Inc. 2007-QS10

September 25, 2007

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	3,637,975.26
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	0.00
Total Deposits	3,637,975.26

Uses of Funds	Amount

Transfer to Certificate Account	3,637,976.13
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	0.00
Derivative Payment	0.00
Total Withdrawals	3,637,976.13

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A